Stockholders Equity - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 12, 2019 $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) Vote $ / shares shares	Jan. 31, 2021 USD ($) $ / shares shares
Stockholders' Equity (Details) [Line Items]
Preferred stock authorized to issue			100,000	100,000
Preferred stock par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued			0	0
Preferred Stock, Shares Outstanding			0	0
Change in fair value of warrants liabilities | $			$ 11,265	$ 0
Public Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Sale of warrants (in Shares)	17,250
Purchased share price (in Dollars per share) | $ / shares	$ 10.00
Not exercised warrants			8,596
Sale price of common stock | $ / shares	18.00
Exercise of warrants		29
Proceeds from exercise of warrants | $		$ 330
Public warrants exercised price | $ / shares	$ 11.50	$ 11.50
Public warrants expiration period	5 years
Price per warrant | $ / shares	$ 0.01
Change in fair value of warrants liabilities | $			$ 15,740
Public Warrants [Member] | Over-Allotment Option [Member]
Stockholders' Equity (Details) [Line Items]
Sale of warrants (in Shares)	2,250
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized			500,000
Common stock, shares issued			88,876
Common stock, shares outstanding			88,876
Common Class A [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, share authorized			500,000	500,000
Common shares, votes per share | Vote			1
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued			88,876	66,934
Common stock, shares outstanding			88,876	66,934